Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 1,752	¥ 33,291	¥ 2,041
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	31,933	25,980
Unrealized losses related to recording loans held for sale at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to unrealized losses related to recording loans held for sale at the lower of cost or fair value	¥ 810	¥ 34,262	¥ 1,510